BORROWED FUNDS (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Schedule of short-term borrowings	Short-term borrowings included the following at December 31:

	2014	2013
Securities sold under repurchase agreements	$22,834	$18,095